Summary of Significant Accounting Policies (Additional Information) (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 16, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2026
Summary of Significant Accounting Policies [Line Items]
Research and development costs		$ 11,299	$ 7,480	$ 4,641
Affiliate of Arcline | Common Stock
Summary of Significant Accounting Policies [Line Items]
Convertible stock issued, shares	1
Minimum
Summary of Significant Accounting Policies [Line Items]
Payment terms		30 Days
Finite-lived intangible assets, estimated useful life		5 years
Minimum | Building
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives		15 years
Minimum | Leaseholds Improvements
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives		1 year
Minimum | Machinery, Equipment and Furniture and Fixtures
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives		1 year
Maximum
Summary of Significant Accounting Policies [Line Items]
Payment terms		60 days
Finite-lived intangible assets, estimated useful life		30 years
Maximum | Building
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives		40 years
Maximum | Leaseholds Improvements
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives		20 years
Maximum | Machinery, Equipment and Furniture and Fixtures
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives		15 years
Convertible-Related Tax Receivable Agreement
Summary of Significant Accounting Policies [Line Items]
Cash tax savings percentage obligated to pay counterparties					85.00%